                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                  Investment Company Act file number 811-6529

                            Columbia Funds Trust VI
              ---------------------------------------------------
              (Exact name of registrant as specified in charter)

               One Financial Center, Boston, Massachusetts 02111
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                           Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                             One Financial Center
                               Boston, MA 02111
                               -----------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: 1-617-772-3698

                    Date of fiscal year end: June 30, 2006

                  Date of reporting period: December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

Columbia Small Cap Value Fund I

                                    [GRAPHIC]



                        COLUMBIA SMALL CAP VALUE FUND I

                               Semiannual Report
                               December 31, 2005

                     PRESIDENT'S MESSAGE
                                                  --------------------------
                            Columbia Small Cap Value Fund I

[PHOTO]

Christopher L. Wilson
President, Columbia Funds


Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund manager on key factors that influenced performance. We encourage you to read the managers' report carefully and discuss any questions you have with your financial advisor. As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

/s/
Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the legal and compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.
Table of Contents


                        Performance Information.... 1

                        Fund Profile............... 2

                        Understanding Your Expenses 3

                        Economic Update............ 4

                        Portfolio Managers' Report. 5

                        Financial Statements....... 8

                          Investment Portfolio..... 9

                    Statement of Assets and Liabilities.. 17

                    Statement of Operations.............. 18

                    Statement of Changes in Net Assets... 19

                    Financial Highlights................. 21

                    Notes to Financial Statements........ 25

                  Board Consideration and Approval of
                  Investment Advisory Agreements......... 31

                  Summary of Management Fee Evaluation
                  by Independent Fee Consultant.......... 34

                  Results of the Annual Meeting of
                  Shareholders........................... 38

                  Columbia Funds......................... 39

                  Important Information
                  About This Report...................... 41

The views expressed in the President's Message and Portfolio Managers' Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

                           --------------------------
                           Not FDIC  May Lose Value
                           Insured  -----------------
                                    No Bank Guarantee
                           -        -----------------

                  PERFORMANCE INFORMATION
                                                   ----------------------------
                              Columbia Small Cap Value Fund I

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Performance of a $10,000 investment 01/01/96 - 12/31/05 ($)

                          sales charge: without  with
                          ----------------------------
                          Class A       30,543  28,786
                          ----------------------------
                          Class B       28,310  28,310
                          ----------------------------
                          Class C       27,867  27,867
                          ----------------------------
                          Class Z       31,365     n/a

Growth of a $10,000 investment 01/01/96 - 12/31/05

                                    [CHART]


                   Class A                Class A
                 shares without         shares with         Russell 2000
                  sales charge          sales charge         Value Index
                ---------------       ---------------       ------------
   1/1/1996        $10,000                $ 9,425             $10,000
  1/31/1996          9,875                  9,307              10,066
  2/29/1996         10,367                  9,771              10,224
  3/31/1996         10,713                 10,097              10,439
  4/30/1996         11,280                 10,631              10,724
  5/31/1996         11,688                 11,016              10,995
  6/30/1996         11,034                 10,399              10,865
  7/31/1996         10,279                  9,688              10,287
  8/31/1996         10,733                 10,116              10,734
  9/30/1996         11,283                 10,634              11,027
 10/31/1996         11,095                 10,457              11,155
 11/30/1996         11,758                 11,082              11,755
 12/31/1996         11,834                 11,154              12,137
  1/31/1997         11,955                 11,268              12,324
  2/28/1997         11,705                 11,032              12,441
  3/31/1997         11,170                 10,528              12,107
  4/30/1997         11,334                 10,683              12,285
  5/31/1997         12,395                 11,683              13,263
  6/30/1997         13,189                 12,430              13,934
  7/31/1997         13,973                 13,170              14,520
  8/31/1997         14,163                 13,349              14,751
  9/30/1997         15,104                 14,235              15,731
 10/31/1997         14,611                 13,771              15,304
 11/30/1997         14,616                 13,775              15,472
 12/31/1997         14,660                 13,817              15,996
  1/31/1998         14,563                 13,725              15,707
  2/28/1998         15,760                 14,854              16,657
  3/31/1998         16,668                 15,709              17,333
  4/30/1998         16,888                 15,917              17,418
  5/31/1998         15,805                 14,896              16,802
  6/30/1998         15,687                 14,785              16,708
  7/31/1998         14,228                 13,410              15,399
  8/31/1998         11,340                 10,688              12,988
  9/30/1998         11,591                 10,925              13,722
 10/31/1998         12,480                 11,763              14,129
 11/30/1998         13,448                 12,674              14,512
 12/31/1998         13,754                 12,963              14,968
  1/31/1999         13,428                 12,656              14,628
  2/28/1999         12,057                 11,364              13,629
  3/31/1999         11,841                 11,160              13,517
  4/30/1999         12,740                 12,008              14,751
  5/31/1999         13,180                 12,422              15,204
  6/30/1999         13,918                 13,117              15,755
  7/31/1999         13,858                 13,061              15,381
  8/31/1999         13,000                 12,253              14,818
  9/30/1999         12,927                 12,184              14,522
 10/31/1999         13,014                 12,266              14,231
 11/30/1999         13,412                 12,641              14,305
 12/31/1999         14,320                 13,497              14,745
  1/31/2000         13,560                 12,780              14,358
  2/29/2000         14,188                 13,372              15,236
  3/31/2000         14,586                 13,747              15,307
  4/30/2000         14,674                 13,830              15,397
  5/31/2000         14,302                 13,480              15,162
  6/30/2000         14,926                 14,068              15,605
  7/31/2000         15,041                 14,176              16,124
  8/31/2000         16,265                 15,330              16,845
  9/30/2000         16,389                 15,447              16,749
 10/31/2000         16,402                 15,459              16,689
 11/30/2000         15,169                 14,296              16,348
 12/31/2000         17,036                 16,056              18,104
  1/31/2001         16,988                 16,011              18,604
  2/28/2001         16,463                 15,517              18,578
  3/31/2001         16,111                 15,185              18,280
  4/30/2001         17,171                 16,184              19,127
  5/31/2001         17,763                 16,742              19,618
  6/30/2001         17,893                 16,864              20,407
  7/31/2001         17,888                 16,859              19,950
  8/31/2001         17,564                 16,554              19,880
  9/30/2001         15,493                 14,602              17,685
 10/31/2001         15,856                 14,944              18,147
 11/30/2001         16,958                 15,983              19,452
 12/31/2001         18,207                 17,161              20,642
  1/31/2002         18,324                 17,270              20,917
  2/28/2002         18,634                 17,562              21,044
  3/31/2002         19,988                 18,839              22,618
  4/30/2002         20,394                 19,221              23,415
  5/31/2002         19,699                 18,566              22,640
  6/30/2002         19,045                 17,950              22,139
  7/31/2002         16,721                 15,760              18,849
  8/31/2002         17,026                 16,047              18,766
  9/30/2002         15,864                 14,952              17,426
 10/31/2002         16,182                 15,251              17,688
 11/30/2002         17,434                 16,432              19,099
 12/31/2002         16,941                 15,967              18,284
  1/31/2003         16,443                 15,497              17,768
  2/28/2003         15,599                 14,702              17,171
  3/31/2003         15,629                 14,730              17,355
  4/30/2003         16,834                 15,866              19,004
  5/31/2003         18,229                 17,181              20,944
  6/30/2003         18,632                 17,561              21,298
  7/31/2003         19,618                 18,490              22,361
  8/31/2003         20,514                 19,335              23,210
  9/30/2003         20,307                 19,140              22,943
 10/31/2003         21,964                 20,701              24,813
 11/30/2003         22,836                 21,523              25,766
 12/31/2003         23,620                 22,261              26,699
  1/31/2004         24,470                 23,063              27,623
  2/29/2004         24,874                 23,443              28,158
  3/31/2004         25,369                 23,910              28,547
  4/30/2004         24,321                 22,922              27,071
  5/31/2004         24,474                 23,067              27,399
  6/30/2004         25,820                 24,335              28,791
  7/31/2004         24,632                 23,216              27,466
  8/31/2004         24,517                 23,107              27,735
  9/30/2004         25,522                 24,054              28,834
 10/31/2004         25,884                 24,396              29,281
 11/30/2004         28,229                 26,606              31,878
 12/31/2004         29,006                 27,338              32,640
  1/31/2005         27,976                 26,367              31,377
  2/28/2005         28,600                 26,955              32,001
  3/31/2005         28,114                 26,497              31,342
  4/30/2005         26,452                 24,931              29,725
  5/31/2005         27,523                 25,941              31,538
  6/30/2005         28,660                 27,012              32,932
  7/31/2005         30,297                 28,555              34,805
  8/31/2005         29,857                 28,141              34,005
  9/30/2005         30,242                 28,504              33,947
 10/31/2005         29,665                 27,959              33,095
 11/30/2005         30,828                 29,055              34,439
 12/31/2005         30,543                 28,786              34,177



The chart above shows the growth in value of a hypothetical $10,000 investment in Class A shares of Columbia Small Cap Value Fund I during the stated time period, and does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.
Average annual total return as of 12/31/05 (%)

    Share class                A             B             C          Z
    -----------------------------------------------------------------------
    Inception              07/25/86      11/09/92      01/15/96    07/31/95
    -----------------------------------------------------------------------
    Sales charge         without with  without with  without with  without
    -----------------------------------------------------------------------
    6-month (cumulative)   6.54   0.42   6.13   1.13   6.14   5.14   6.66
    -----------------------------------------------------------------------
    1-year                 5.27  -0.78   4.51  -0.47   4.50   3.50   5.54
    -----------------------------------------------------------------------
    5-year                12.38  11.05  11.50  11.24  11.52  11.52  12.68
    -----------------------------------------------------------------------
    10-year               11.81  11.15  10.97  10.97  10.79  10.79  12.11
    -----------------------------------------------------------------------

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 5.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER. ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. CLASS Z SHARES ARE SOLD AT NET ASSET VALUE WITH NO RULE 12B-1 FEES. CLASS Z SHARES HAVE LIMITED ELIGIBILITY AND THE INVESTMENT MINIMUM REQUIREMENT MAY VARY. PLEASE SEE THE FUND'S PROSPECTUS FOR DETAILS. PERFORMANCE FOR DIFFERENT SHARE CLASSES WILL VARY BASED ON DIFFERENCES IN SALES CHARGES AND FEES ASSOCIATED WITH EACH CLASS.
PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER.
Class C is a newer class of shares. Class C share performance information includes returns of the fund's class B shares for periods prior to the inception of class C shares. Class B shares would have substantially similar annual returns because class B and class C shares generally have similar expense structures. These returns have not been adjusted to reflect any difference in expenses (such as 12b-1 fees) between any of the predecessor shares and the newer classes of shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different. Class A shares were initially offered on July 25, 1986, class B shares were initially offered on November 9, 1992, class C shares were initially offered on January 15, 1996 and class Z shares were initially offered on July 31, 1995.

                      FUND PROFILE
                                   -----------------------
                                       Columbia Small Cap
                                             Value Fund I

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.
Top 10 holdings as of 12/31/05 (%)

                          Watsco                  1.3
                          ---------------------------
                          Precision Castparts     1.1
                          ---------------------------
                          Pediatrix Medical Group 1.0
                          ---------------------------
                          Brightpoint             1.0
                          ---------------------------
                          Harsco                  0.9
                          ---------------------------
                          MPS Group               0.9
                          ---------------------------
                          Greif                   0.9
                          ---------------------------
                          Weis Markets            0.9
                          ---------------------------
                          Consolidated Graphics   0.9
                          ---------------------------
                          Navigators Group        0.9
                          ---------------------------

Top 5 sectors as of 12/31/05 (%)

                          Financials             25.5
                          ---------------------------
                          Industrials            17.5
                          ---------------------------
                          Information Technology 14.8
                          ---------------------------
                          Consumer Discretionary 11.0
                          ---------------------------
                          Health Care             9.5
                          ---------------------------


Portfolio characteristics and holdings are subject to change periodically and may not be representative of current holdings.
Sector breakdowns and portfolio holdings are calculated as a percentage of net assets.
Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THIS ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Summary

.. For the six-month period ended December 31, 2005, the fund's class A shares returned 6.54% without sales charge.

.. The fund beat its benchmark, the Russell 2000 Value Index, and the average for its peer group, the Morningstar Small Value Category.

.. Strong selection among financials, technology and energy stocks helped the fund come out ahead of both its benchmark and peer group.

                                  [FLOW CHART]

Class A Shares           Russell 2000 Value Index
--------------           ------------------------
    6.54%                           3.78%



                                   Objective
Seeks long-term growth by investing primarily in smaller capitalization equity securities

                               Total Net Assets
                                $747.4 million

Management Style

                                    [GRAPHIC]

           UNDERSTANDING YOUR EXPENSES
                                       -----------------------------

                                       Columbia Small Cap Value Fund
                                                                   I

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..  For shareholders who receive their account statements from Columbia
   Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

.. For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.
As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the continuing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period. 07/01/05 - 12/31/05

        Account value at the        Account value at the     Expenses paid      Fund's annualized
        beginning of the period ($) end of the period ($) during the period ($) expense ratio (%)
-------------------------------------------------------------------------------------------------
         Actual     Hypothetical     Actual  Hypothetical Actual  Hypothetical
-------------------------------------------------------------------------------------------------
Class A 1,000.00      1,000.00      1,065.38   1,018.85    6.56       6.41            1.26
-------------------------------------------------------------------------------------------------
Class B 1,000.00      1,000.00      1,061.30   1,015.07   10.44      10.21            2.01
-------------------------------------------------------------------------------------------------
Class C 1,000.00      1,000.00      1,061.40   1,015.07   10.44      10.21            2.01
-------------------------------------------------------------------------------------------------
Class Z 1,000.00      1,000.00      1,066.59   1,020.11    5.26       5.14            1.01
-------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.
Had the transfer agent not waived or reimbursed a portion of expenses, total return would have been reduced.
It is important to note that the expense amounts shown in the table are meant to highlight only continuing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.
Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

                 ECONOMIC UPDATE
                                 -----------------------------

                                 Columbia Small Cap Value Fund
                                                             I

The US economy moved ahead at an uneven pace during the six-month period that began July 1, 2005 and ended December 31, 2005. Gross domestic product (GDP) expanded at an estimated annualized rate of approximately 2.6% as a weak fourth quarter reflected a slowdown in spending by consumers, business and government.

Employment data was solid, even in light of Hurricanes Katrina and Rita, which disrupted the labor market near the end of the summer. During the six-month period, the economy added an average of 135,000 new jobs each month, even with a weak September, when only 17,000 net new jobs were added. In fact, September's job figures, though low compared to other months, came as good news after original estimates of net job losses as high as 35,000.

Oil prices hit a record price of $69.81 per barrel midway through the period and sent consumer confidence into a tailspin that continued in the wake of the twin storms. But confidence moved sharply higher in November and December as the price of oil retreated somewhat and the job market stabilized.

Manufacturing activity remained strong throughout the period, and business activity in non-manufacturing industries continued to expand. Manufacturing capacity utilization also moved to its highest level during the current cycle of economic expansion.

Despite volatility, stocks moved ahead

The S&P 500 Index -- a broad measure of large company stock market performance -- returned 5.77% for this reporting period. However, there was a wide gap among the various style and market capitalization segments of the market. Large-cap value stocks returned 5.20%, as measured by the Russell 1000 Value Index. Mid-cap growth stocks led other sectors, as measured by the Russell Midcap Growth Index, which gained 10.22%.

Bonds slumped as interest rates moved higher

The US bond market came to a standstill as interest rates moved higher across all maturity ranges during the six-month reporting period. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at 4.39%. In this environment, the Lehman Brothers Aggregate Bond Index returned negative 0.08% for the six-month period. High-yield bonds led the fixed income markets despite a setback as investors appeared to grow more cautious about risk near the end of the period. The Merrill Lynch US High Yield, Cash Pay Index returned 1.59%.

Four short-term rate hikes -- and more to come?

The Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 3.25% to 4.25% in four consecutive one-quarter point increases. In the wake of Hurricanes Katrina and Rita, some market observers speculated that the Fed might curtail its rate hikes. However, outgoing Fed chairman Greenspan indicated that inflation was a greater concern than the sustainability of economic growth, and we believe that the Fed, under new chairman Ben Bernanke, is likely to continue to raise short-term interest rates into the first half of 2006.
Summary
For the six-month period ended December 31, 2005

..  Despite volatility, the broad stock market, as measured by the S&P 500
   Index, returned 5.77%. Mid-cap growth stocks were the period's best performers, as measured by the Russell Midcap Growth Index.

                                  [FLOW CHART]
  S&P Index        Russell Midcap Growth Index
-------------      ---------------------------
    5.77%                    10.22%



..  Investment-grade bonds slumped, as measured by the Lehman Brothers Aggregate
   Bond Index. High-yield bonds led the fixed income markets, as measured by the Merrill Lynch US High Yield, Cash Pay Index.

                                  [FLOW CHART]

Lehman Index      Merrill Lynch Index
------------      -------------------
   -0.08%                1.59%


The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks.
The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.
The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated, non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.
The Merrill Lynch US High Yield, Cash Pay Index tracks the performance of non-investment-grade corporate bonds.
The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Unlike mutual funds, indexes are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index.

            PORTFOLIO MANAGERS' REPORT
                                       -----------------------------

                                       Columbia Small Cap Value Fund
                                                                   I

For the six-month period ended December 31, 2005, Columbia Small Cap Value Fund I class A shares returned 6.54% without sales charge. The fund beat the Russell 2000 Value Index, which returned 3.78%, and the Morningstar Small Value Category average, which returned 5.14%./1/ Our focus on companies with strong competitive and financial positions, good earnings growth prospects and reasonable valuations aided stock picking, which was particularly strong in the financials, technology and energy sectors. Sector allocations also helped returns. The fund's single disappointment was in health care.

Year was favorable for small-cap sector

After stalling in the first half of 2005, small-cap stocks regained their momentum in the second half. The sector benefited from relatively low interest rates, a pickup in capital markets activity, such as mergers and acquisitions, and sustained economic growth. The fund's solid performance was indicative of these trends. In addition, the fund benefited from having less exposure than the index to financial stocks and by selecting some of the best-performing financials for the positions we held. Among the standouts were Navigators Group, Inc., which insures marine boats and offshore energy rigs, and Argonaut Group, Inc., a little-known property and casualty insurer in Texas. Both stocks rallied amid expectations of improved industry pricing following the Gulf Coast hurricanes. Within banking, the fund benefited from focusing on commercial lenders, which tend to be less vulnerable to rising interest rates than thrifts or more retail-oriented banks. The fund also did well by not investing heavily in real estate investment trusts, which faltered as interest rates rose.

/1/(C)2005 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.
 Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THIS ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Net asset value per share as of 12/31/05 ($)

                                 Class A 44.02
                                 -------------
                                 Class B 38.41
                                 -------------
                                 Class C 40.11
                                 -------------
                                 Class Z 45.58

Distributions declared per share 07/01/05 - 12/31/05 ($)

                                  Class A 1.97
                                  ------------
                                  Class B 1.97
                                  ------------
                                  Class C 1.97
                                  ------------
                                  Class Z 1.98

Holdings discussed in this report as of 12/31/05 (%)

                          Navigators Group, Inc.  0.9
                          ---------------------------
                          Argonaut Group, Inc.    0.4
                          ---------------------------
                          Brightpoint, Inc.       1.0
                          ---------------------------
                          MPS Group, Inc.         0.9
                          ---------------------------
                          Lufkin Industries, Inc. 0.8

The fund is actively managed and the composition of its portfolio will change over time. Information provided is calculated as a percentage of net assets.

                                              ---------------------------------

                          Columbia Small Cap Value Fund
                                                   I


Technology and energy further bolstered returns

The fund's technology holdings also did better than the index's technology holdings. Winners included Brightpoint, Inc., a leading distributor of cell phones, and MPS Group, Inc., a technology staffing company. Brightpoint rose sharply as strong revenues and earnings gains attracted growing investor attention. MPS benefited from a pickup in industry hiring. The fund also profited from its overweight in semiconductor chip and semiconductor capital stocks, which posted sizable gains fueled by dwindling inventories, accelerating production and improved pricing. Communications equipment stocks further aided returns, propelled by strong demand from service providers.

The fund's energy position was another source of strong performance. We had more exposure than the index to energy, which was one of the market's strongest performers for the year. Strong stock selection also aided return. As record commodity prices fueled sharp sector gains, we shifted away from exploration and production companies and toward energy service companies that could benefit as capital spending increased. Lufkin Industries, Inc., which sells a diversified line of pumps and components, did particularly well. In addition, the fund had a bias toward coal producers whose stock valuations seemed attractive.

Health care returns hindered performance

Within health care, the fund gave up some ground relative to the index because it did not have as much exposure to biotechnology and specialty pharmaceutical stocks, which climbed sharply on new product announcements. We avoided both industries because they did not meet our investment criteria, which emphasizes earnings growth potential. In that regard, the fund owned less volatile stocks, which did not fare as well as the higher-risk segments of the sector.

Looking ahead

Going forward, we believe that small-cap stocks have the potential to keep pace with the overall stock market even though they may no longer have a valuation advantage over large-cap stocks. We have positioned the fund with a bias toward technology and capital goods companies and away from sectors that are generally vulnerable to a slowdown in consumer spending. Within those sectors, we plan to stay focused on higher quality companies with the potential to grow their businesses and earnings in any market environment.

About your fund

On October 7, 2005, the Columbia Small Cap Value Fund was renamed Columbia Small Cap Value Fund I.

                                              ---------------------------------

                          Columbia Small Cap Value Fund
                                                   I


Stephen Barbaro has managed or co-managed the Columbia Small Cap Value Fund I since June 2002 and has been with advisor or its predecessors or affiliate organizations since 1976.

/s/ Stephen Barbaro

Jeremy Javidi has co-managed the fund since August 2005 and has been with the advisor or its predecessors or affiliate organizations since 2000.

/s/ Jeremy Javidi

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

Investments in small-cap stocks may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may not approach the value the advisor has placed on it.

We believe that small-cap stocks have the potential to keep pace with the overall stock market even though they may no longer have a valuation advantage over large-cap stocks.

          FINANCIAL STATEMENTS
                                        -----------------------------
          December 31, 2005 (Unaudited)
                                        Columbia Small Cap Value Fund
                                                                    I

                                      A guide to understanding your fund's financial statements
                                      ---------------------------------------------------------------------------
               Investment Portfolio   The investment portfolio details all of the fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.
                                      ---------------------------------------------------------------------------
Statement of Assets and Liabilities   This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.
                                      ---------------------------------------------------------------------------
            Statement of Operations   This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.
                                      ---------------------------------------------------------------------------
 Statement of Changes in Net Assets   This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments)
                                      during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.
                                      ---------------------------------------------------------------------------
      Notes to Financial Statements   These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
                                      ---------------------------------------------------------------------------
               Financial Highlights   The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

          INVESTMENT PORTFOLIO
                                        -----------------------------
          December 31, 2005 (Unaudited)
                                        Columbia Small Cap Value Fund
                                                                    I

Common Stocks - 99.7%

CONSUMER DISCRETIONARY - 11.0%                                                 Shares  Value ($)
--------------------------------------- ------------------------------------- ------- ----------
                 Auto Components - 1.1% BorgWarner, Inc.                       77,600  4,704,888
                                        Modine Manufacturing Co.              120,743  3,935,014
                                                                Auto Components Total  8,639,902
                                        ------------------------------------- ------- ----------
                    Distributors - 0.5% Building Material Holding Corp.        51,743  3,529,390
                                                                   Distributors Total  3,529,390
                                        ------------------------------------- ------- ----------
   Hotels, Restaurants & Leisure - 3.1% Bob Evans Farms, Inc.                  73,250  1,689,145
                                        Dave & Buster's, Inc. (a)             157,200  2,768,292
                                        Landry's Restaurants, Inc.            129,000  3,445,590
                                        Lone Star Steakhouse & Saloon, Inc.   172,607  4,097,690
                                        Marcus Corp.                           81,200  1,908,200
                                        Scientific Games Corp., Class A (a)   234,500  6,397,160
                                        Vail Resorts, Inc. (a)                 77,600  2,563,128
                                                  Hotels, Restaurants & Leisure Total 22,869,205
                                        ------------------------------------- ------- ----------
              Household Durables - 1.4% American Greetings Corp., Class A     282,800  6,213,116
                                        CSS Industries, Inc.                   80,500  2,473,765
                                        Kimball International, Inc., Class B  173,334  1,842,540
                                                             Household Durables Total 10,529,421
                                        ------------------------------------- ------- ----------
                           Media - 1.2% 4Kids Entertainment, Inc. (a)         153,300  2,405,277
                                        Journal Communications, Inc., Class A 141,260  1,970,577
                                        Media General, Inc., Class A           29,700  1,505,790
                                        Reader's Digest Association, Inc.     107,100  1,630,062
                                        Scholastic Corp. (a)                   47,150  1,344,247
                                                                          Media Total  8,855,953
                                        ------------------------------------- ------- ----------
                Specialty Retail - 1.9% GameStop Corp., Class A (a)           186,600  5,937,612
                                        Monro Muffler, Inc.                   132,966  4,031,529
                                        Movie Gallery, Inc.                   117,778    660,735
                                        Pier 1 Imports, Inc.                  126,900  1,107,837
                                        Zale Corp. (a)                         88,160  2,217,224
                                                               Specialty Retail Total 13,954,937
                                        ------------------------------------- ------- ----------
Textiles, Apparel & Luxury Goods - 1.8% Delta Apparel, Inc.                    96,900  1,506,795
                                        Hampshire Group Ltd. (a)              180,100  4,286,740
                                        Hartmarx Corp. (a)                    212,720  1,661,343
                                        Stride Rite Corp.                     159,600  2,164,176
                                        Wolverine World Wide, Inc.            188,960  4,244,042
                                               Textiles, Apparel & Luxury Goods Total 13,863,096
                                                                                      ----------
                                                         CONSUMER DISCRETIONARY TOTAL 82,241,904

CONSUMER STAPLES - 3.0%
--------------------------------------- ------------------------------------- ------- ----------
        Food & Staples Retailing - 1.2% BJ's Wholesale Club, Inc. (a)          69,800  2,063,288
                                        Weis Markets, Inc.                    156,430  6,732,747
                                                       Food & Staples Retailing Total  8,796,035
                                        ------------------------------------- ------- ----------
                   Food Products - 1.8% Flowers Foods, Inc.                   198,009  5,457,128
                                        J & J Snack Foods Corp.                42,867  2,546,729
                                        Lancaster Colony Corp.                 46,420  1,719,861
                                        Lance, Inc.                           125,700  2,341,791
                                        Maui Land & Pineapple Co., Inc. (a)    54,100  1,835,613
                                                                  Food Products Total 13,901,122
                                                                                      ----------
                                                               CONSUMER STAPLES TOTAL 22,697,157

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)     Columbia Small Cap
                                                     Value Fund I

Common Stocks - (continued)

ENERGY - 6.5%                                                                Shares  Value ($)
---------------------------------- ---------------------------------------- ------- ----------
Energy Equipment & Services - 2.8% Dresser-Rand Group, Inc. (a)              31,103    752,071
                                   Grey Wolf, Inc. (a)                      486,000  3,756,780
                                   Lone Star Technologies, Inc. (a)          29,940  1,546,700
                                   Lufkin Industries, Inc.                  126,341  6,300,626
                                   Maverick Tube Corp. (a)                   61,090  2,435,048
                                   NS Group, Inc. (a)                        38,940  1,628,081
                                   Superior Well Services, Inc. (a)          37,000    879,120
                                   Trico Marine Services, Inc. (a)          121,859  3,168,334
                                                  Energy Equipment & Services Total 20,466,760
                                   ---------------------------------------- ------- ----------
Oil, Gas & Consumable Fuels - 3.7% Alpha Natural Resources, Inc. (a)        115,740  2,223,365
                                   Bill Barrett Corp. (a)                    39,422  1,522,083
                                   Bois d'Arc Energy, Inc. (a)              114,154  1,810,483
                                   Comstock Resources, Inc. (a)              49,550  1,511,771
                                   Harvest Natural Resources, Inc. (a)      224,900  1,997,112
                                   InterOil Corp. (a)                        65,500  1,755,400
                                   Peabody Energy Corp.                      54,177  4,465,268
                                   Range Resources Corp.                    237,950  6,267,603
                                   Western Gas Resources, Inc.              130,800  6,159,372
                                                  Oil, Gas & Consumable Fuels Total 27,712,457
                                                                                    ----------
                                                                       ENERGY TOTAL 48,179,217

FINANCIALS - 25.5%
---------------------------------- ---------------------------------------- ------- ----------
            Capital Markets - 0.4% Piper Jaffray Companies, Inc. (a)         74,280  3,000,912
                                                              Capital Markets Total  3,000,912
                                   ---------------------------------------- ------- ----------
          Commercial Banks - 11.1% BancFirst Corp.                           29,285  2,313,515
                                   BancorpSouth, Inc.                       156,190  3,447,113
                                   BancTrust Financial Group, Inc.          113,298  2,277,290
                                   Bank of Granite Corp.                    123,501  2,288,474
                                   Bryn Mawr Bank Corp.                     134,964  2,896,327
                                   Capitol Bancorp Ltd.                     127,349  4,767,947
                                   Chemical Financial Corp.                 127,439  4,047,463
                                   Chittenden Corp.                         154,640  4,300,538
                                   Citizens Banking Corp.                    68,310  1,895,603
                                   City Holding Co.                          63,750  2,291,813
                                   Columbia Banking System, Inc.            101,950  2,910,672
                                   Community Trust Bancorp, Inc.            100,994  3,105,565
                                   Corus Bankshares, Inc.                    76,700  4,315,909
                                   First Citizens BancShares, Inc., Class A  17,700  3,087,234
                                   First Financial Bankshares, Inc.          83,197  2,916,887
                                   First Financial Corp.                     95,000  2,565,000
                                   Greater Bay Bancorp                      105,914  2,713,517
                                   Hancock Holding Co.                       68,303  2,582,536
                                   Merchants Bancshares, Inc.                93,432  2,246,358
                                   Mid-State Bancshares                     164,760  4,407,330
                                   Northrim BanCorp, Inc.                    85,300  2,000,285
                                   Signature Bank (a)                        17,118    480,502
                                   Sterling Bancshares, Inc.                249,038  3,845,147
                                   TriCo Bancshares                         166,923  3,904,329
                                   TrustCo Bank Corp. NY                    211,510  2,626,954
                                   UMB Financial Corp.                       74,600  4,767,686
                                   Whitney Holding Corp.                    154,920  4,269,595
                                                             Commercial Banks Total 83,271,589

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)     Columbia Small Cap
                                                     Value Fund I

Common Stocks - (continued)

FINANCIALS - (continued)                                                                Shares   Value ($)
--------------------------------------- ---------------------------------------------- ------- -----------
                Consumer Finance - 1.1% Advance America Cash Advance Centers, Inc.     261,318   3,240,343
                                        Cash America International, Inc.               214,100   4,964,979
                                                                        Consumer Finance Total   8,205,322
                                        ---------------------------------------------- ------- -----------
                       Insurance - 6.5% AmerUs Group Co.                                63,000   3,570,210
                                        Argonaut Group, Inc. (a)                        92,467   3,030,143
                                        Baldwin & Lyons, Inc., Class B                 111,169   2,701,407
                                        CNA Surety Corp. (a)                           212,700   3,099,039
                                        Commerce Group, Inc.                            32,700   1,873,056
                                        Delphi Financial Group, Inc., Class A          104,102   4,789,733
                                        Harleysville Group, Inc.                       133,704   3,543,156
                                        Horace Mann Educators Corp.                    154,259   2,924,751
                                        KMG America Corp. (a)                           62,252     571,473
                                        National Western Life Insurance Co., Class A       969     200,496
                                        Navigators Group, Inc. (a)                     147,616   6,437,534
                                        Phoenix Companies, Inc.                        292,800   3,993,792
                                        ProCentury Corp.                               249,819   2,685,554
                                        Quanta Capital Holdings Ltd. (a)               301,020   1,535,202
                                        RLI Corp.                                       76,381   3,809,120
                                        United America Indemnity Ltd., Class A (a)     184,010   3,378,424
                                                                               Insurance Total  48,143,090
                                        ---------------------------------------------- ------- -----------
                     Real Estate - 6.4% Alexandria Real Estate Equities, Inc., REIT     36,770   2,959,985
                                        Bedford Property Investors, Inc., REIT         115,437   2,532,688
                                        BioMed Realty Trust, Inc., REIT                 45,089   1,100,172
                                        Brandywine Realty Trust, REIT                  113,300   3,162,203
                                        Cousins Properties, Inc., REIT                  93,280   2,639,824
                                        EastGroup Properties, Inc., REIT               106,500   4,809,540
                                        Equity One, Inc., REIT                         137,900   3,188,248
                                        Franklin Street Properties Corp., REIT         152,060   3,185,657
                                        Getty Realty Corp., REIT                       111,580   2,933,438
                                        Healthcare Realty Trust, Inc.                   80,850   2,689,879
                                        Lexington Corporate Properties Trust, REIT     103,321   2,200,737
                                        Mid-America Apartment Communities, Inc., REIT  117,440   5,695,840
                                        PS Business Parks, Inc., REIT                  121,100   5,958,120
                                        Universal Health Realty Income Trust, REIT      79,830   2,501,872
                                        Urstadt Biddle Properties, Inc., Class A, REIT 157,480   2,552,751
                                                                             Real Estate Total  48,110,954
                                                                                               -----------
                                                                              FINANCIALS TOTAL 190,731,867

HEALTH CARE - 9.5%
--------------------------------------- ---------------------------------------------- ------- -----------
Health Care Equipment & Supplies - 4.3% Analogic Corp.                                  46,130   2,207,321
                                        Bio-Rad Laboratories, Inc., Class A (a)         55,820   3,652,861
                                        DJ Orthopedics, Inc. (a)                        60,660   1,673,003
                                        Greatbatch, Inc. (a)                            86,134   2,240,345
                                        Haemonetics Corp. (a)                           94,660   4,625,088
                                        Invacare Corp.                                  87,996   2,770,994
                                        STERIS Corp.                                   218,960   5,478,379
                                        Sybron Dental Specialties, Inc. (a)            112,370   4,473,450
                                        Varian, Inc. (a)                                46,360   1,844,664
                                        Viasys Healthcare, Inc. (a)                     75,600   1,942,920
                                        Vital Signs, Inc.                               36,870   1,578,773
                                                        Health Care Equipment & Supplies Total  32,487,798

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)     Columbia Small Cap
                                                     Value Fund I

Common Stocks - (continued)

HEALTH CARE - (continued)                                                                 Shares  Value ($)
--------------------------------------- ------------------------------------------------ ------- ----------
Health Care Providers & Services - 5.2% Cross Country Healthcare, Inc. (a)               202,640  3,602,939
                                        Genesis HealthCare Corp. (a)                     103,450  3,777,994
                                        Gentiva Health Services, Inc. (a)                212,700  3,135,198
                                        Hooper Holmes, Inc.                              346,700    884,085
                                        Kindred Healthcare, Inc. (a)                     186,400  4,801,664
                                        Owens & Minor, Inc.                               93,600  2,576,808
                                        PAREXEL International Corp. (a)                  170,700  3,458,382
                                        Pediatrix Medical Group, Inc. (a)                 85,600  7,581,592
                                        Res-Care, Inc. (a)                               186,970  3,247,669
                                        Symbion, Inc. (a)                                119,120  2,739,760
                                        United Surgical Partners International, Inc. (a)  93,500  3,006,025
                                                          Health Care Providers & Services Total 38,812,116
                                                                                                 ----------
                                                                               HEALTH CARE TOTAL 71,299,914

INDUSTRIALS - 17.5%
--------------------------------------- ------------------------------------------------ ------- ----------
             Aerospace & Defense - 2.8% AAR Corp. (a)                                    194,902  4,667,903
                                        Esterline Technologies Corp. (a)                 134,100  4,987,179
                                        Kaman Corp., Class A                              82,200  1,618,518
                                        Moog, Inc., Class A (a)                           46,220  1,311,723
                                        Precision Castparts Corp.                        159,500  8,263,695
                                                                       Aerospace & Defense Total 20,849,018
                                        ------------------------------------------------ ------- ----------
         Air Freight & Logistics - 0.4% Ryder System, Inc.                                62,200  2,551,444
                                                                   Air Freight & Logistics Total  2,551,444
                                        ------------------------------------------------ ------- ----------
                        Airlines - 1.1% JetBlue Airways Corp. (a)                        130,350  2,004,783
                                        MAIR Holdings, Inc. (a)                           71,812    338,235
                                        Republic Airways Holdings, Inc. (a)              113,750  1,729,000
                                        Skywest, Inc.                                    146,000  3,921,560
                                                                                  Airlines Total  7,993,578
                                        ------------------------------------------------ ------- ----------
               Building Products - 1.0% Lennox International, Inc.                        90,740  2,558,868
                                        NCI Building Systems, Inc. (a)                   121,680  5,168,966
                                                                         Building Products Total  7,727,834
                                        ------------------------------------------------ ------- ----------
  Commercial Services & Supplies - 4.4% ABM Industries, Inc.                             145,400  2,842,570
                                        Casella Waste Systems, Inc., Class A (a)         305,390  3,905,938
                                        CBIZ, Inc. (a)                                   184,005  1,107,710
                                        Consolidated Graphics, Inc. (a)                  136,500  6,461,910
                                        Healthcare Services Group, Inc.                  170,455  3,530,123
                                        Korn/Ferry International (a)                     121,400  2,268,966
                                        Nam Tai Electronics, Inc.                         60,450  1,360,125
                                        NCO Group, Inc. (a)                              128,250  2,169,990
                                        Sourcecorp, Inc. (a)                              93,000  2,230,140
                                        TeleTech Holdings, Inc. (a)                      287,800  3,467,990
                                        United Stationers, Inc. (a)                       65,130  3,158,805
                                                            Commercial Services & Supplies Total 32,504,267
                                        ------------------------------------------------ ------- ----------
      Construction & Engineering - 1.9% EMCOR Group, Inc. (a)                             45,500  3,072,615
                                        KHD Humboldt Wedag International Ltd. (a)        283,170  6,272,215
                                        Washington Group International, Inc. (a)          87,500  4,634,875
                                                                Construction & Engineering Total 13,979,705

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)     Columbia Small Cap
                                                     Value Fund I

Common Stocks - (continued)

INDUSTRIALS - (continued)                                                            Shares   Value ($)
----------------------------------------- ----------------------------------------- ------- -----------
              Electrical Equipment - 1.3% Genlyte Group, Inc. (a)                   104,136   5,578,566
                                          Woodward Governor Co.                      51,200   4,403,712
                                                                 Electrical Equipment Total   9,982,278
                                          ----------------------------------------- ------- -----------
                         Machinery - 1.9% Briggs & Stratton Corp.                    48,650   1,887,133
                                          EnPro Industries, Inc. (a)                147,000   3,961,650
                                          Harsco Corp.                              104,800   7,075,048
                                          Kadant, Inc. (a)                           64,504   1,193,324
                                                                            Machinery Total  14,117,155
                                          ----------------------------------------- ------- -----------
                       Road & Rail - 1.1% Dollar Thrifty Automotive Group, Inc. (a)  46,000   1,659,220
                                          Swift Transportation Co., Inc. (a)         54,692   1,110,248
                                          Werner Enterprises, Inc.                  290,950   5,731,715
                                                                          Road & Rail Total   8,501,183
                                          ----------------------------------------- ------- -----------
  Trading Companies & Distributors - 1.6% Hughes Supply, Inc.                        72,462   2,597,763
                                          Watsco, Inc.                              161,300   9,647,353
                                                     Trading Companies & Distributors Total  12,245,116
                                                                                            -----------
                                                                          INDUSTRIALS TOTAL 130,451,578

INFORMATION TECHNOLOGY - 14.8%
----------------------------------------- ----------------------------------------- ------- -----------
          Communications Equipment - 1.9% Anaren, Inc. (a)                          240,150   3,753,544
                                          Belden CDT, Inc.                           88,850   2,170,606
                                          Black Box Corp.                            56,200   2,662,756
                                          Dycom Industries, Inc. (a)                175,800   3,867,600
                                          Tollgrade Communications, Inc. (a)        147,810   1,615,563
                                                             Communications Equipment Total  14,070,069
                                          ----------------------------------------- ------- -----------
           Computers & Peripherals - 1.6% Electronics for Imaging, Inc. (a)         143,800   3,826,518
                                          Hutchinson Technology, Inc. (a)            77,910   2,216,540
                                          Imation Corp.                              72,800   3,353,896
                                          Intergraph Corp. (a)                       54,500   2,714,645
                                                              Computers & Peripherals Total  12,111,599
                                          ----------------------------------------- ------- -----------
Electronic Equipment & Instruments - 3.2% Agilysys, Inc.                            114,079   2,078,519
                                          Anixter International, Inc.                76,800   3,004,416
                                          Benchmark Electronics, Inc. (a)           115,000   3,867,450
                                          Brightpoint, Inc. (a)                     268,150   7,435,800
                                          MTS Systems Corp.                         103,082   3,570,760
                                          Vishay Intertechnology, Inc. (a)          308,500   4,244,960
                                                   Electronic Equipment & Instruments Total  24,201,905
                                          ----------------------------------------- ------- -----------
      Internet Software & Services - 0.3% Digitas, Inc. (a)                         116,920   1,463,838
                                          Keynote Systems, Inc. (a)                  67,550     868,018
                                                         Internet Software & Services Total   2,331,856
                                          ----------------------------------------- ------- -----------
                       IT Services - 1.9% Acxiom Corp.                              205,011   4,715,253
                                          MAXIMUS, Inc.                              62,290   2,285,420
                                          MPS Group, Inc. (a)                       508,250   6,947,778
                                                                          IT Services Total  13,948,451

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)     Columbia Small Cap
                                                     Value Fund I

Common Stocks - (continued)

INFORMATION TECHNOLOGY - (continued)                                                                 Shares   Value ($)
----------------------------------------------- --------------------------------------------------- ------- -----------
Semiconductors & Semiconductor Equipment - 2.8% Advanced Energy Industries, Inc. (a)                119,880   1,418,180
                                                Asyst Technologies, Inc. (a)                         37,783     216,119
                                                ATMI, Inc. (a)                                       94,820   2,652,115
                                                Brooks Automation, Inc. (a)                         121,100   1,517,383
                                                Exar Corp. (a)                                      175,500   2,197,260
                                                Fairchild Semiconductor International, Inc. (a)     202,100   3,417,511
                                                MEMC Electronic Materials, Inc. (a)                 110,150   2,442,026
                                                Sigmatel, Inc. (a)                                   73,080     957,348
                                                Standard Microsystems Corp. (a)                     156,400   4,487,116
                                                Varian Semiconductor Equipment Associates, Inc. (a)  30,100   1,322,293
                                                             Semiconductors & Semiconductor Equipment Total  20,627,351
                                                --------------------------------------------------- ------- -----------
                                Software - 3.1% Captaris, Inc. (a)                                  360,200   1,329,138
                                                Internet Security Systems, Inc. (a)                 165,050   3,457,797
                                                Lawson Software, Inc. (a)                           426,950   3,138,082
                                                MSC.Software Corp. (a)                              229,800   3,906,600
                                                Phoenix Technologies Ltd. (a)                       247,110   1,546,909
                                                PLATO Learning, Inc. (a)                            143,391   1,138,525
                                                SeaChange International, Inc. (a)                    72,200     570,380
                                                Sybase, Inc. (a)                                    147,450   3,223,257
                                                Transaction Systems Architects, Inc., Class A (a)   171,700   4,943,243
                                                                                             Software Total  23,253,931
                                                                                                            -----------
                                                                               INFORMATION TECHNOLOGY TOTAL 110,545,162

MATERIALS - 7.9%
----------------------------------------------- --------------------------------------------------- ------- -----------
                               Chemicals - 2.6% Cytec Industries, Inc.                               82,100   3,910,423
                                                H.B. Fuller Co.                                     121,300   3,890,091
                                                Minerals Technologies, Inc.                          61,900   3,459,591
                                                Schulman (A.), Inc.                                 162,844   3,504,403
                                                Sensient Technologies Corp.                         105,100   1,881,290
                                                Stepan Co.                                           87,800   2,360,942
                                                                                            Chemicals Total  19,006,740
                                                --------------------------------------------------- ------- -----------
                  Construction Materials - 0.8% Eagle Materials, Inc.                                50,500   6,179,180
                                                                               Construction Materials Total   6,179,180
                                                --------------------------------------------------- ------- -----------
                  Containers & Packaging - 1.3% AptarGroup, Inc.                                     61,300   3,199,860
                                                Greif, Inc., Class A                                102,300   6,780,444
                                                                               Containers & Packaging Total   9,980,304
                                                --------------------------------------------------- ------- -----------
                         Metals & Mining - 2.4% AMCOL International Corp.                            95,500   1,959,660
                                                Carpenter Technology Corp.                           65,400   4,608,738
                                                Metal Management, Inc.                              131,770   3,064,970
                                                RTI International Metals, Inc. (a)                   91,500   3,472,425
                                                Worthington Industries, Inc.                        242,630   4,660,922
                                                                                      Metals & Mining Total  17,766,715
                                                --------------------------------------------------- ------- -----------
                 Paper & Forest Products - 0.8% Glatfelter Co.                                      241,050   3,420,500
                                                Mercer International, Inc. (a)                      313,900   2,467,254
                                                                              Paper & Forest Products Total   5,887,754
                                                                                                            -----------
                                                                                            MATERIALS TOTAL  58,820,693

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          December 31, 2005 (Unaudited)
                                        Columbia Small Cap Value Fund
                                                                    I

Common Stocks - (continued)

TELECOMMUNICATION SERVICES - 0.4%                                                                   Shares    Value ($)
--------------------------------------------- -------------------------------------------------- --------- -----------
Diversified Telecommunication Services - 0.4% North Pittsburgh Systems, Inc.                       109,713   2,070,285
                                              Talk America Holdings, Inc. (a)                      109,921     948,618
                                                              Diversified Telecommunication Services Total   3,018,903
                                                                                                           -----------
                                                                          TELECOMMUNICATION SERVICES TOTAL   3,018,903

UTILITIES - 3.6%
--------------------------------------------- -------------------------------------------------- --------- -----------
                    Electric Utilities - 2.3% ALLETE, Inc.                                          63,000   2,772,000
                                              Central Vermont Public Service Corp.                 153,500   2,764,535
                                              El Paso Electric Co. (a)                             173,700   3,654,648
                                              Maine & Maritimes Corp. (a)                           34,700     537,156
                                              MGE Energy, Inc.                                      60,586   2,054,471
                                              Otter Tail Corp.                                      88,000   2,550,240
                                              Puget Energy, Inc.                                   149,800   3,058,916
                                                                                  Electric Utilities Total  17,391,966
                                              -------------------------------------------------- --------- -----------
                         Gas Utilities - 0.6% Cascade Natural Gas Corp.                             66,000   1,287,660
                                              Northwest Natural Gas Co.                             50,000   1,709,000
                                              WGL Holdings, Inc.                                    53,200   1,599,192
                                                                                       Gas Utilities Total   4,595,852
                                              -------------------------------------------------- --------- -----------
                       Multi-Utilities - 0.7% CH Energy Group, Inc.                                103,500   4,750,650
                                                                                     Multi-Utilities Total   4,750,650
                                                                                                           -----------
                                                                                           UTILITIES TOTAL  26,738,468

                                              Total Common Stocks
                                              (cost of $541,809,322)                                       744,724,863

Short-Term Obligation - 0.4%                                                                       Par ($)
--------------------------------------------- -------------------------------------------------- --------- -----------
                                              Repurchase agreement with State Street Bank &
                                              Trust Co., dated 12/30/05, due 01/03/06 at 3.380%,
                                              collateralized by a U.S. Treasury Note maturing
                                              08/15/08, market value of $3,302,700 (repurchase
                                              proceeds $3,236,215)                               3,235,000   3,235,000

                                              Total Short-Term Obligation
                                              (cost of $3,235,000)                                           3,235,000

                                              Total Investments - 100.1%
                                              (cost of $545,044,322) (b)                                   747,959,863

                                              Other Assets & Liabilities, Net - (0.1)%                        (516,895)

                                              Net Assets - 100.0%                                          747,442,968

                                   NOTES TO INVESTMENT PORTFOLIO:
                                (a)Non-income producing security.
                                (b)Cost for federal income tax purposes is
                                   $545,044,322.

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
          December 31, 2005 (Unaudited)
                                        Columbia Small Cap Value Fund
                                                                    I


                                   At December 31, 2005, the Fund held
                                   investment in the following sectors:

                SECTOR                          % OF NET ASSETS
                -----------------------------------------------
                Financials                            25.5%
                Industrials                           17.5
                Information Technology                14.8
                Consumer Discretionary                11.0
                Health Care                            9.5
                Materials                              7.9
                Energy                                 6.5
                Utilities                              3.6
                Consumer Staples                       3.0
                Telecommunication Services             0.4
                Short-Term Obligation                  0.4
                Other Assets & Liabilities, Net       (0.1)
                                                     -----
                                                     100.0%
                                                     -----

                      ACRONYM NAME
                      ------------------------------------
                       REIT   Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

          STATEMENT OF ASSETS AND LIABILITIES
                                              -----------------------
          December 31, 2005 (Unaudited)           Columbia Small Cap
                                                        Value Fund I

                                                                                           ($)
------------------------- -------------------------------------------------------- -----------
                   Assets Investments, at cost                                     545,044,322
                                                                                   -----------
                          Investments, at value                                    747,959,863
                          Cash                                                              34
                          Receivable for:
                            Investments sold                                            75,018
                            Fund shares sold                                         1,089,479
                            Interest                                                       608
                            Dividends                                                  964,127
                          Reimbursement due from Investment Advisor                        309
                          Deferred Trustees' compensation plan                          34,043
                                                                                   -----------
                             Total Assets                                          750,123,481
                          -------------------------------------------------------- -----------
              Liabilities Payable for:
                            Investments purchased                                      533,845
                            Fund shares repurchased                                  1,219,246
                            Investment advisory fee                                    518,468
                            Transfer agent fee                                          13,729
                            Pricing and bookkeeping fees                                31,412
                            Chief compliance officer expenses                            3,718
                            Custody fee                                                 15,925
                            Distribution and service fees                              289,264
                          Deferred Trustees' fees                                       34,043
                          Other liabilities                                             20,863
                                                                                   -----------
                             Total Liabilities                                       2,680,513

                                                                        Net Assets 747,442,968
                          -------------------------------------------------------- -----------
Composition of Net Assets Paid-in capital                                          541,840,382
                          Undistributed net investment income                           49,175
                          Accumulated net realized gain                              2,637,870
                          Net unrealized appreciation on investments               202,915,541
                                                                                   -----------
                                                                        Net Assets 747,442,968
                          -------------------------------------------------------- -----------
                  Class A Net assets                                               434,671,090
                          Shares outstanding                                         9,874,249
                          Net asset value per share                                   44.02(a)
                          Maximum offering price per share ($44.02/0.9425)            46.71(b)
                          -------------------------------------------------------- -----------
                  Class B Net assets                                               161,145,737
                          Shares outstanding                                         4,195,312
                          Net asset value and offering price per share                38.41(a)
                          -------------------------------------------------------- -----------
                  Class C Net assets                                                62,880,994
                          Shares outstanding                                         1,567,720
                          Net asset value and offering price per share                40.11(a)
                          -------------------------------------------------------- -----------
                  Class Z Net assets                                                88,745,147
                          Shares outstanding                                         1,946,887
                          Net asset value, offering and redemption price per share       45.58

                                (a)Redemption price per share is equal to net
                                   asset value less any applicable contingent deferred sales charge.
                                (b)On sales of $50,000 or more the offering
                                   price is reduced.

                                See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
                                                       -----------------------------
For the Six Months Ended December 31, 2005 (Unaudited)
                                                       Columbia Small Cap Value Fund
                                                                                   I

                                                                                                                         ($)
--------------------------------------- -----------------------------------------------------------------------  ----------
                      Investment Income Dividends                                                                 5,543,225
                                        Interest                                                                     38,445
                                                                                                                 ----------
                                          Total Investment Income                                                 5,581,670
                                        -----------------------------------------------------------------------  ----------
                               Expenses Investment advisory fee                                                   2,937,123
                                        Distribution fee:
                                          Class B                                                                   660,097
                                          Class C                                                                   231,560
                                        Service fee:
                                          Class A                                                                   529,783
                                          Class B                                                                   220,032
                                          Class C                                                                    77,187
                                        Transfer agent fee                                                          625,428
                                        Pricing and bookkeeping fees                                                 91,371
                                        Trustees' fees                                                                9,083
                                        Custody fee                                                                  31,602
                                        Chief compliance officer expenses (See Note 4)                                5,399
                                        Non-recurring fees (See Note 9)                                               5,650
                                        Other expenses                                                              150,703
                                                                                                                 ----------
                                          Total Expenses                                                          5,575,018
                                        Non-recurring costs assumed by Investment Advisor (See Note 9)               (5,650)
                                        Fees and expenses waived or reimbursed by Transfer Agent                    (65,185)
                                        Custody earnings credit                                                        (612)
                                                                                                                 ----------
                                          Net Expenses                                                            5,503,571
                                                                                                                 ----------
                                        Net Investment Income                                                        78,099
                                        -----------------------------------------------------------------------  ----------
Net Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
                         on Investments   Investments                                                            31,989,187
                                          Net realized loss on investments purchased/sold in error (See Note 8)          --
                                                                                                                 ----------
                                           Net realized gain                                                     31,989,187

                                        Net change in unrealized appreciation on investments                     13,976,417
                                                                                                                 ----------
                                        Net Gain                                                                 45,965,604
                                                                                                                 ----------
                                        Net Increase in Net Assets from Operations                               46,043,703

See Accompanying Notes to Financial Statements.

           STATEMENT OF CHANGES IN NET ASSETS
                                              -----------------------
                                                  Columbia Small Cap
                                                        Value Fund I

                                                                                            (Unaudited)
                                                                                             Six Months       Year
                                                                                               Ended         Ended
                                                                                            December 31,    June 30,
Increase (Decrease) in Net Assets:                                                            2005 ($)      2005 ($)
-------------------------------------- ---------------------------------------------------- ------------  -----------
                            Operations Net investment income                                      78,099      138,077
                                       Net realized gain on investments and foreign
                                        currency transactions                                 31,989,187   23,627,936
                                       Net change in unrealized appreciation (depreciation)
                                        on investments and foreign currency translations      13,976,417   44,908,271
                                                                                            ------------  -----------
                                       Net Increase from Operations                           46,043,703   68,674,284
                                       ---------------------------------------------------- ------------  -----------
Distributions Declared to Shareholders From net investment income:
                                         Class Z                                                  (7,913)          --
                                       From net realized gains:
                                         Class A                                             (18,635,085) (27,843,539)
                                         Class B                                              (8,087,806) (17,698,720)
                                         Class C                                              (2,943,510)  (3,941,261)
                                         Class Z                                              (3,712,286)  (6,429,930)
                                                                                            ------------  -----------
                                          Total Distributions Declared to Shareholders       (33,386,600) (55,913,450)
                                       ---------------------------------------------------- ------------  -----------
                    Share Transactions Class A:
                                         Subscriptions                                        59,962,359  145,533,028
                                         Distributions reinvested                             17,013,851   25,655,362
                                         Redemptions                                         (46,571,042) (75,814,920)
                                                                                            ------------  -----------
                                          Net Increase                                        30,405,168   95,373,470
                                       Class B:
                                         Subscriptions                                         4,577,336   21,022,513
                                         Distributions reinvested                              7,381,161   15,894,102
                                         Redemptions                                         (35,887,719) (68,587,715)
                                                                                            ------------  -----------
                                          Net Decrease                                       (23,929,222) (31,671,100)
                                       Class C:
                                         Subscriptions                                         7,346,940   22,434,664
                                         Distributions reinvested                              2,234,371    3,099,402
                                         Redemptions                                          (4,796,998)  (7,734,365)
                                                                                            ------------  -----------
                                          Net Increase                                         4,784,313   17,799,701
                                       Class Z:
                                         Subscriptions                                        10,895,220   48,136,242
                                         Distributions reinvested                              1,331,264    2,278,715
                                         Redemptions                                          (8,894,863) (34,331,058)
                                                                                            ------------  -----------
                                          Net Increase                                         3,331,621   16,083,899
                                       Net Increase from Share Transactions                   14,591,880   97,585,970
                                                                                            ------------  -----------
                                           Total Increase in Net Assets                       27,248,983  110,346,804
                                       ---------------------------------------------------- ------------  -----------
                            Net Assets Beginning of period                                   720,193,985  609,847,181
                                       End of period                                         747,442,968  720,193,985
                                       Undistributed net investment income or accumulated
                                        net investment loss at end of period                      49,175      (21,011)

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                                 Columbia Small Cap
                                       Value Fund I

                                                         (Unaudited)
                                                          Six Months      Year
                                                            Ended        Ended
                                                         December 31,   June 30,
                                                             2005         2005
----------------- -------------------------------------  ------------  ----------
Changes in Shares Class A:
                    Subscriptions                           1,341,282   3,468,955
                    Issued for distributions reinvested       376,579     605,222
                    Redemptions                            (1,040,723) (1,810,292)
                                                         ------------  ----------
                     Net Increase                             677,138   2,263,885
                  Class B:
                    Subscriptions                             115,970     565,332
                    Issued for distributions reinvested       187,149     423,844
                    Redemptions                              (914,797) (1,851,257)
                                                         ------------  ----------
                     Net Decrease                            (611,678)   (862,081)
                  Class C:
                    Subscriptions                             178,998     578,975
                    Issued for distributions reinvested        54,245      79,309
                    Redemptions                              (116,955)   (200,290)
                                                         ------------  ----------
                     Net Increase                             116,288     457,994
                  Class Z:
                    Subscriptions                             235,283   1,105,995
                    Issued for distributions reinvested        28,458      52,121
                    Redemptions                              (191,955)   (792,561)
                                                         ------------  ----------
                     Net Increase                              71,786     365,555

See Accompanying Notes to Financial Statements.

               FINANCIAL HIGHLIGHTS
                                    -----------------------------

                                    Columbia Small Cap Value Fund
                                                                I

Selected data for a share outstanding throughout each period is as follows:

                                                (Unaudited)
                                                 Six Months
                                                      Ended
                                               December 31,                            Year Ended June 30,
                                                       2005     ---------------------------------------------------------------
Class A Shares                           ------------                2005             2004              2003           2002
------------------------------------------                    ------------------------------------------------------------------
Net Asset Value, Beginning of Period       $  43.12             $  42.17      $  31.39         $  37.54          $  37.49

--------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (loss) (a)               0.05                 0.11          0.08             0.02             (0.20)
Net realized and unrealized gain (loss)
on investments and foreign currency            2.82                 4.46         11.88            (1.54)             2.42
                                         ------------           --------      --------         --------          --------
Total from Investment Operations               2.87                 4.57         11.96            (1.52)             2.22

--------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to
Shareholders:
From net realized gains                       (1.97)               (3.62)        (1.18)           (4.51)            (2.17)
Return of capital                                --                   --            --            (0.12)               --
                                         ------------           --------      --------         --------          --------
Total Distributions Declared to
Shareholders                                  (1.97)               (3.62)        (1.18)           (4.63)            (2.17)

--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $  44.02             $  43.12      $  42.17         $  31.39          $  37.54
Total return (b)                               6.54%(c)(d)(e)      10.99%        38.58%(d)        (2.16)%(d)         6.43%

--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
Assets/Supplemental Data:
Operating expenses (f)                         1.26%(g)             1.32%         1.42%            1.54%             1.57%
Interest expense                                 --                   --            --               --%(h)            --
Net investment income (loss) (f)               0.23%(g)             0.28%         0.22%            0.07%            (0.55)%
Waiver/reimbursement                           0.02%(g)               --          0.01%            0.12%               --
Portfolio turnover rate                          15%(c)               31%           46%             118%               77%
Net assets, end of period (000's)          $434,671             $396,568      $292,365         $181,377          $142,551

--------------------------------------------------------------------------------------------------------------------------------




                                         -
Class A Shares                                 2001
---------------------------------------------------
Net Asset Value, Beginning of Period     $  32.56

---------------------------------------------------
Income from Investment Operations:
Net investment income (loss) (a)            (0.06)
Net realized and unrealized gain (loss)
on investments and foreign currency          6.38
                                         --------
Total from Investment Operations             6.32

---------------------------------------------------
Less Distributions Declared to
Shareholders:
From net realized gains                     (1.39)
Return of capital                              --
                                         --------
Total Distributions Declared to
Shareholders                                (1.39)

---------------------------------------------------
Net Asset Value, End of Period           $  37.49
Total return (b)                            19.86%

---------------------------------------------------
Ratios to Average Net
Assets/Supplemental Data:
Operating expenses (f)                       1.58%
Interest expense                               --
Net investment income (loss) (f)            (0.18)%
Waiver/reimbursement                           --
Portfolio turnover rate                        29%
Net assets, end of period (000's)        $137,042

---------------------------------------------------

(a)Per share data was calculated using average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)Not annualized.
(d)Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.
(f)The benefits derived from custody credits had an impact of less than 0.01%.
(g)Annualized.
(h)Rounds to less than 0.01%.


                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

                          Columbia Small Cap Value Fund
                                                      I

Selected data for a share outstanding throughout each period is as follows:


                                                (Unaudited)
                                                 Six Months
                                                      Ended
                                               December 31,                             Year Ended June 30,
                                                       2005     ----------------------------------------------------------------
Class B Shares                           ------------                 2005             2004              2003           2002
------------------------------------------                    -------------------------------------------------------------------
Net Asset Value, Beginning of Period       $  38.00             $  37.60       $  28.18         $  34.50          $  34.88

---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment loss (a)                       (0.11)               (0.18)         (0.18)           (0.19)            (0.44)
Net realized and unrealized gain (loss)
on investments and foreign currency            2.49                 3.96          10.64            (1.50)             2.23
                                         ------------           --------       --------         --------          --------
Total from Investment Operations               2.38                 3.78          10.46            (1.69)             1.79

---------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to
Shareholders:
From net realized gains                       (1.97)               (3.38)         (1.04)           (4.51)            (2.17)
Return of capital                                --                   --             --            (0.12)               --
                                         ------------           --------       --------         --------          --------
Total Distributions Declared to
Shareholders                                  (1.97)               (3.38)         (1.04)           (4.63)            (2.17)

---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $  38.41             $  38.00       $  37.60         $  28.18          $  34.50
Total return (b)                               6.13%(c)(d)(e)      10.18%         37.58%(d)        (2.93)%(d)         5.65%

---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
Assets/Supplemental Data:
Operating expenses (f)                         2.01%(g)             2.07%          2.17%            2.30%             2.32%
Interest expense                                 --                   --             --               --%(h)            --
Net investment loss (f)                       (0.52)%(g)           (0.47)%        (0.53)%          (0.71)%           (1.30)%
Waiver/reimbursement                           0.02%(g)               --           0.01%            0.09%               --
Portfolio turnover rate                          15%(c)               31%            46%             118%               77%
Net assets, end of period (000's)          $161,146             $182,648       $213,159         $188,270          $231,602

---------------------------------------------------------------------------------------------------------------------------------




                                         -
Class B Shares                                 2001
---------------------------------------------------
Net Asset Value, Beginning of Period     $  30.64

---------------------------------------------------
Income from Investment Operations:
Net investment loss (a)                     (0.31)
Net realized and unrealized gain (loss)
on investments and foreign currency          5.94
                                         --------
Total from Investment Operations             5.63

---------------------------------------------------
Less Distributions Declared to
Shareholders:
From net realized gains                     (1.39)
Return of capital                              --
                                         --------
Total Distributions Declared to
Shareholders                                (1.39)

---------------------------------------------------
Net Asset Value, End of Period           $  34.88
Total return (b)                            18.83%

---------------------------------------------------
Ratios to Average Net
Assets/Supplemental Data:
Operating expenses (f)                       2.33%
Interest expense                               --
Net investment loss (f)                     (0.93)%
Waiver/reimbursement                           --
Portfolio turnover rate                        29%
Net assets, end of period (000's)        $240,252

---------------------------------------------------

(a)Per share data was calculated using average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)Not annualized.
(d)Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.
(f)The benefits derived from custody credits had an impact of less than 0.01%.
(g)Annualized.
(h)Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

                          Columbia Small Cap Value Fund
                                                      I

Selected data for a share outstanding throughout each period is as follows:

                                                      (Unaudited)
                                                       Six Months
                                                            Ended
                                                     December 31,                          Year Ended June 30,
                                                             2005     --------------------------------------------------------
Class C Shares                                  ------------               2005            2004             2003          2002
-------------------------------------------------                   -----------------------------------------------------------
Net Asset Value, Beginning of Period              $ 39.60             $ 39.05       $ 29.24         $ 35.59          $ 35.91

-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment loss (a)                             (0.11)              (0.18)        (0.19)          (0.19)           (0.45)
Net realized and unrealized gain (loss) on
investments and foreign currency                     2.59                4.11         11.04           (1.53)            2.30
                                                ------------          -------       -------         -------          -------
Total from Investment Operations                     2.48                3.93         10.85           (1.72)            1.85

-------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net realized gains                             (1.97)              (3.38)        (1.04)          (4.51)           (2.17)
Return of capital                                      --                  --            --           (0.12)              --
                                                ------------          -------       -------         -------          -------
Total Distributions Declared to Shareholders        (1.97)              (3.38)        (1.04)          (4.63)           (2.17)

-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $ 40.11             $ 39.60       $ 39.05         $ 29.24          $ 35.59
Total return (b)                                     6.14%(c)(d)(e)     10.19%        37.56%(d)       (2.92)%(d)        5.66%

-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (f)                               2.01%(g)            2.07%         2.17%           2.30%            2.32%
Interest expenses                                      --                  --            --              --%(h)           --
Net investment loss (f)                             (0.52)%(g)          (0.47)%       (0.53)%         (0.71)%          (1.30)%
Waiver/reimbursement                                 0.02%(g)              --          0.01%           0.10%              --
Portfolio turnover rate                                15%(c)              31%           46%            118%              77%
Net assets, end of period (000's)                 $62,881             $57,471       $38,798         $25,186          $26,726

-------------------------------------------------------------------------------------------------------------------------------




                                                ----
Class C Shares                                           2001
-------------------------------------------------------------
Net Asset Value, Beginning of Period                $ 31.50

-------------------------------------------------------------
Income from Investment Operations:
Net investment loss (a)                               (0.31)
Net realized and unrealized gain (loss) on
investments and foreign currency                       6.11
                                                    -------
Total from Investment Operations                       5.80

-------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net realized gains                               (1.39)
Return of capital                                        --
                                                    -------
Total Distributions Declared to Shareholders          (1.39)

-------------------------------------------------------------
Net Asset Value, End of Period                      $ 35.91
Total return (b)                                      18.85%

-------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Operating expenses (f)                                 2.33%
Interest expenses                                        --
Net investment loss (f)                               (0.93)%
Waiver/reimbursement                                     --
Portfolio turnover rate                                  29%
Net assets, end of period (000's)                   $27,886

-------------------------------------------------------------

(a)Per share data was calculated using average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)Not annualized.
(d)Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.
(f)The benefits derived from custody credits had an impact of less than 0.01%.
(g)Annualized.
(h)Rounds to less than 0.01%.

                                See Accompanying Notes to Financial Statements.

23


                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

                          Columbia Small Cap Value Fund
                                                      I

Selected data for a share outstanding throughout each period is as follows:


                                               (Unaudited)
                                                Six Months
                                                     Ended
                                              December 31,                        Year Ended June 30,
                                                      2005     ---------------------------------------------------------
Class Z Shares                           ------------              2005            2004             2003         2002        2001
------------------------------------------                   --------------------------------------------------------------------
Net Asset Value, Beginning of Period       $ 44.54             $ 43.41      $ 32.24         $ 38.28          $38.09       $33.01

---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (loss) (a)              0.11                0.23         0.21            0.24           (0.12)        0.02
Net realized and unrealized gain (loss)
on investments and foreign currency           2.91                4.62        12.19           (1.65)           2.48         6.45
                                         ------------          -------      -------         -------          ------       ------
Total from Investment Operations              3.02                4.85        12.40           (1.41)           2.36         6.47

---------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to
Shareholders:
From net investment income                   (0.01)                 --           --              --              --           --
From net realized gains                      (1.97)              (3.72)       (1.23)          (4.51)          (2.17)       (1.39)
Return of capital                               --                  --           --           (0.12)             --           --
                                         ------------          -------      -------         -------          ------       ------
Total Distributions Declared to
Shareholders                                 (1.98)              (3.72)       (1.23)          (4.63)          (2.17)       (1.39)

---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $ 45.58             $ 44.54      $ 43.41         $ 32.24          $38.28       $38.09
Total return (b)                              6.66%(c)(d)(e)     11.34%       38.94%(d)       (1.79)%(d)       6.71%       20.05%

---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
Assets/Supplemental Data:
Operating expenses (f)                        1.01%(g)            1.07%        1.17%           1.25%           1.32%        1.33%
Interest expense                                --                  --           --              --%(h)          --           --
Net investment income (loss) (f)              0.48%(g)            0.53%        0.52%           0.82%          (0.30)%       0.07%
Waiver/reimbursement                          0.02%(g)              --         0.01%           0.38%             --           --
Portfolio turnover rate                         15%(c)              31%          46%            118%             77%          29%
Net assets, end of period (000's)          $88,745             $83,508      $65,526         $12,558          $  278       $   21

---------------------------------------------------------------------------------------------------------------------------------

(a)Per share data was calculated using average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested.
(c)Not annualized.
(d)Had the Investment Advisor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.
(f)The benefits derived from custody credits had an impact of less than 0.01%.
(g)Annualized.
(h)Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

          NOTES TO FINANCIAL STATEMENTS
                                        -----------------------------
          December 31, 2005 (Unaudited)
                                        Columbia Small Cap Value Fund
                                                                    I

Note 1. Organization

Columbia Small Cap Value Fund I (the "Fund"), a series of Columbia Funds Trust VI (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. On October 7, 2005, the Columbia Small Cap Value Fund was renamed Columbia Small Cap Value Fund I.

Investment Goal

The Fund seeks long-term growth by investing primarily in smaller capitalization equity securities.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

--------------------------------------------------------------------------------
          December 31, 2005 (Unaudited)
                                        Columbia Small Cap Value Fund
                                                                    I


Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings. Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The Fund estimates components of distributions from real estate investment trusts (REITs). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended June 30, 2005 was as follows:

                      Distributions paid from:
                       Ordinary income*        $23,936,007
                      ------------------------------------
                       Long-term capital gains  31,977,443
                      ------------------------------------

*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at December 31, 2005, based on cost of investments for federal income tax purposes, was:

                   Unrealized appreciation      $224,067,939
                   Unrealized depreciation       (21,152,398)
                                                ------------
                    Net unrealized appreciation $202,915,541
                   ------------------------------------------

The following capital loss carryforwards, determined as of June 30, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                            Year of    Capital Loss
                            Expiration Carryforward
                            -----------------------
                            2006         $1,233,446
                            2007          1,233,446
                            2009          2,466,892
                            2012          3,700,337
                                       ------------
                                         $8,634,121
                            -----------------------

--------------------------------------------------------------------------------
          December 31, 2005 (Unaudited)
                                        Columbia Small Cap Value Fund
                                                                    I


Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and provides administrative and other services to the Fund. Prior to September 30, 2005, Columbia Management Advisors, Inc. was investment advisor to the Fund under the same fee structure. On September 30, 2005, Columbia Management Advisors, Inc. merged into Banc of America Capital Management, LLC. At that time, the investment advisor was then renamed Columbia Management Advisors, LLC. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

                    Average Daily Net Assets Annual Fee Rate
                    ----------------------------------------
                       First $500 million         0.80%
                    ----------------------------------------
                       $500 to $1 billion         0.75%
                    ----------------------------------------
                       Over $1 billion            0.70%
                    ----------------------------------------

For the six months ended December 31, 2005, the Fund's annualized effective investment advisory fee rate was 0.78%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000.

Prior to November 1, 2005, Columbia received from the Fund an annual fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceeded $50 million, an additional monthly fee, calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

The Fund also reimburses Columbia and State Street for out-of pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended December 31, 2005, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.024% of the Fund's average daily net assets.

Transfer Agent Fee

Columbia Management Services, Inc. (formerly Columbia Funds Services, Inc.) (the "Transfer Agent"), an affiliate of Columbia and a wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $15.23 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The Transfer Agent may also retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to November 1, 2005, the Transfer Agent received a fee, paid monthly at the annual rate of $28.00 per open account and was reimbursed for certain out-of-pocket expenses. For the period September 1, 2005 through October 31, 2005, the Transfer Agent voluntarily waived fees of $65,185 for the Fund.

For the six months ended December 31, 2005, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and net of fee waivers, was 0.15% of the Fund's average daily net assets.

--------------------------------------------------------------------------------
          December 31, 2005 (Unaudited)
                                        Columbia Small Cap Value Fund
                                                                    I


Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly owned subsidiary of BOA, is the principal underwriter of the Fund. On August 22, 2005, Columbia Funds Distributor, Inc. was renamed Columbia Management Distributors, Inc. For the six months ended December 31, 2005, the Distributor has retained net underwriting discounts of $45,400 on sales of the Fund's Class A shares and received net CDSC of $123, $88,946 and $2,167 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets of the Fund attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Fee Waivers

Columbia has voluntarily agreed to reimburse the Fund for certain expenses so that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All the officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended December 31, 2005, the Fund paid $2,214 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended December 31, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $113,663,546 and $129,941,591, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended December 31, 2005, the Fund did not borrow under this arrangement.

--------------------------------------------------------------------------------
          December 31, 2005 (Unaudited)
                                        Columbia Small Cap Value Fund
                                                                    I


Note 7. Shares of Beneficial Interest

As of December 31, 2005, the Fund had shareholders whose shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

                          Number of     % of Shares
                         Shareholders Outstanding Held
                         -----------------------------
                              1            88.2%
                         -----------------------------

As of December 31, 2005, the Fund had shareholders that held greater than 5% of the shares outstanding. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

                          Number of     % of Shares
                         Shareholders Outstanding Held
                         -----------------------------
                              1             6.2%
                         -----------------------------

Note 8. Other

During the six months ended December 31, 2005, the Fund realized a loss due to a trading error. This loss of $9,718 to the Fund has been reimbursed by Columbia.

Note 9. Disclosure of Significant Risks and Contingencies

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce certain Columbia Funds (including the former Nations Funds) and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and agreed to by the staff of the SEC. The independent distribution consultant has been in consultation with the Staff, and he has submitted a draft proposed plan of distribution, but has not yet submitted a final proposed plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

--------------------------------------------------------------------------------
          December 31, 2005 (Unaudited)
                                        Columbia Small Cap Value Fund
                                                                    I


A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On November 3, 2005, the U.S. District Court for the District of Maryland dismissed the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims against Columbia and others. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and
Section 36(b) of the ICA were not dismissed.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of the litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended December 31, 2005, Columbia has assumed $5,650 of legal, consulting services and Trustee's fees incurred by the Fund in connection with these matters.

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
                                                                   -------------------------------
                                                                   Columbia Small Cap Value Fund I

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually, usually in late summer, to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees or directors (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. The Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) sales and redemption data, (iv) information about the profitability of the Agreements to Columbia, and potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (v) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (vi) Columbia's financial results and financial condition, (vii) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (viii) the allocation of the funds' brokerage, if any, including allocations to brokers affiliated with Columbia and the use of "soft" commission dollars to pay fund expenses and to pay for research products and services, (ix) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (x) Columbia's response to various legal and regulatory proceedings since 2003 and (xi) the economic outlook generally and for the mutual fund industry in particular. In addition, the Trustees confer with their independent fee consultant and review materials relating to the Agreements that the independent fee consultant provides. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2005 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September, and October, 2005. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability, including its resources, compensation programs for personnel involved in fund management, reputation and other attributes, to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing for a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

--------------------------------------------------------------------------------
                         Columbia Small Cap Value Fund I


Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; (v) that the fund's advisory fee had recently been, or was proposed to be, reduced, with the goal of helping the fund's net return to shareholders become more competitive; and (vi) that other fund expenses, such as transfer agency or fund accounting fees, have recently been reduced, with the goal of helping the fund's net return to shareholders become more competitive. The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreements.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided both by management and by an independent third party) of the funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by Columbia to comparable accounts. In considering the fees charged to comparable accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual funds and distribute mutual fund shares. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered reductions in advisory fee rates, implementation of advisory fee breakpoints, institution of advisory fee waivers, and reductions of expense caps, which benefited a number of the funds. Furthermore, the Trustees considered the projected impact on expenses resulting from the overall cost reductions that management anticipated would result from the shift to a common group of service providers for transfer agency, fund accounting and custody services for mutual funds advised by Bank of America affiliates. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the performance of the funds, the services provided to the funds and management's view as to why it was appropriate that some funds bear advisory fees or total expenses greater than their peer group medians.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with the funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which

--------------------------------------------------------------------------------
                         Columbia Small Cap Value Fund I

adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense levels of the funds, and whether Columbia had implemented breakpoints and/or expense caps with respect to the funds.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the funds were fair and reasonable, and that the costs of the advisory services generally, and the related profitability to Columbia and its affiliates of their relationships with the funds, supported the continuation of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by Columbia to each fund and whether those economies were shared with the fund through breakpoints in the investment advisory fees or other means, such as expense waivers. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

.. the extent to which each fund had operated in accordance with its investment objective and its record of compliance with its investment restrictions, and the compliance programs of the funds and Columbia. They also considered the compliance-related resources that Columbia and its affiliates were providing to the funds.

.. the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services.

.. so-called "fall-out benefits" to Columbia, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest.

.. the draft report provided by the independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2006.

SUMMARY OF MANAGEMENT FEE EVALUATION BY INDEPENDENT FEE CONSULTANT
                                                                   -------------------------------
                                                                   Columbia Small Cap Value Fund I


Prepared Pursuant to the February 9, 2005

Assurance of Discontinuance

between the Office of

Attorney General of New York State and

Columbia Management Advisors, Inc. and

Columbia Funds Distributor, Inc.

                               October 11, 2005

I. Overview

Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributors, Inc. ("CFD") (CFD together with CMA referred to herein as Columbia Management Group or "CMG/1/"), entered into an agreement with the New York Attorney General's Office in the form of an Assurance of Discontinuance (the "AOD"). The AOD stipulated that CMA would be permitted to manage or advise the Columbia Funds only if the Independent Members (as such term is defined in the AOD) of the Columbia Funds' Board of Trustees/Directors (collectively the "Trustees") appointed a Senior Officer or an Independent Fee Consultant ("IFC") who, among other things, is to manage the process by which management fees are negotiated. On May 15, 2005, the Independent Members of the Board appointed me as the IFC for the Columbia Funds. This report is the annual written evaluation of the Columbia Funds for 2005 that I have prepared in my capacity as IFC, as required by the AOD.

A. Duties of the Independent Fee Consultant

As part of the AOD, the Independent Members of the Columbia Funds' Board of Trustees/Directors agreed to retain an independent fee consultant who was to participate in the management fee negotiation process. The IFC is charged with "... duties and responsibilities [that] include managing the process by which proposed management fees (including, but not limited to, advisory fees) to be charged the Columbia Fund[s] are negotiated so that they are negotiated in a manner which is at arms length and reasonable and consistent with this Assurance of Discontinuance." However, the IFC does not replace the Trustees in their role of negotiating management and other fees with CMG and its affiliates. In particular, the AOD states that "Columbia Advisors may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees of the Columbia Fund using ... an annual independent written evaluation prepared by or under the direction of the
.... Independent Fee Consultant...." This report, pursuant to the AOD, constitutes the "annual ndependent written evaluation prepared by or under the direction of the... Independent Fee Consultant."

The AOD requires the IFC report to consider at least the following:

a)Management fees (including any components thereof ) charged by other mutual fund companies for like services;

b)Management fees (including any components thereof ) charged to institutional and other clients of CMA for like services;

c)Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit;

d)Profit margins of CMA and its affiliates from supplying such services;

e)Possible economies of scale as the CMA fund grows larger; and

f)The nature and quality of CMA services, including Columbia Funds' performance.

This report is designed to assist the Board in evaluating the 2005 contract renewal for Columbia Funds. In addition, this report points out areas where the Board may deem additional information and analysis to be appropriate over time.

B. Sources of Information Used in My Evaluation

I have requested data from CMG and various third party industry data sources or independent research companies that work in the mutual fund arena. The following list generally describes the types of information I requested.

1.I collected data on performance, management fees, and expense ratios of both
  Columbia Funds and comparable non- Columbia Funds. The sources of this information were CMG, Lipper Inc. ("Lipper")


/1/Prior to the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC ("BACAP"), and BACAP then changed its name to Columbia Management Advisors, LLC which carries on the business of CMA, and CFD changed its name to Columbia Management Distributors, Inc.

--------------------------------------------------------------------------------
                         Columbia Small Cap Value Fund I

  and Morningstar Inc. ("Morningstar"). While Lipper and Morningstar each selected a different group of peer funds it deemed appropriate against which to measure the relative performance and fees of Columbia Funds, I conducted an independent review of the appropriateness of each peer group.

2.I reviewed data on CMG's expense and profitability that I obtained from CMA directly.

3.I have reviewed data on the organizational structure of CMG in general.

4.I collected information on profitability from Strategic Insight Mutual Fund
  Research and Consulting, LLC ("Strategic Insight"). I used this third-party independent research as an additional method to gauge the accuracy of the data collected in (2) above.

5.I conducted interviews with various CMG staff, including members of the senior management team, legal staff, heads of affiliates, portfolio managers, and financial personnel.

6.I reviewed current 2005 Section 15(c) material provided to the Board and material presented to the Board in the 2004 fee and performance evaluation.

7.I have reviewed various academic research papers, industry publications, and other available literature dealing with mutual fund operations, profitability, and other issues. In addition, I have reviewed SEC releases and studies of mutual fund expenses.

8.I have reviewed documents pertaining to recent mutual fund litigation in general and publicly available information about litigation where CMG has been involved.

In addition, I have engaged NERA Economic Consulting ("NERA") and independent consultant Dr. John Rea to assist me in data management and analysis. Both NERA and Dr. Rea have extensive experience in the mutual fund industry through consulting, government positions, or industry trade groups that provide unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained Shearman & Sterling LLP as outside counsel to advise me in connection with my review.

C. Qualifications and Independence

I am the Walter H. Carpenter Chair and Professor of Finance at Babson College. Before this I was the Chief Economist of the U.S. Securities and Exchange Commission. I have no material relationship with Bank of America or CMG aside from acting as IFC, and am aware of no relationship with any of their affiliates.

[Resume omitted]

II. EVALUATION OF THE GENERAL PROCESS USED TO NEGOTIATE THE ADVISORY CONTRACT

A. General Considerations

My analysis considered all factors and information I reviewed on the finances and operations of Columbia Funds. I gave each factor an appropriate weight in my overall findings, and no single factor was in itself the sole criterion for a finding or conclusion. My objective was to assess all of the information provided and conduct a robust evaluation of Columbia Funds' operations, fees, and performance.

My analysis and thought processes will and, I believe, should, differ in certain ways from the processes used by Trustees in their evaluation of the management agreements. In particular, because of my technical and quantitative background, I may use techniques and data that Trustees have not previously felt would be useful. I view this supplemental analysis as appropriate because my role is to assist Trustees in their decisions, and to the extent that I bring new ideas or analysis to the evaluation, I believe this improves the process by which management fees for the Columbia Funds may be negotiated in accordance with the AOD.

Finally, as part of my role as IFC, I have, from time to time, sent to Trustees additional papers and reports produced by third parties that I felt had bearing on the fee negotiation process. I viewed these materials as educational in nature and felt they would aid Trustees in placing their work in context.

B. CMG Management Interviews

As a starting point of my analysis, I have met with members of CMG staff to gain an understanding of the organizational structure and personnel involved in running the Columbia fund family.

I have had general discussions and have received information about the management structure of CMG. My conversations with management have been informative. In addition, I have participated in Board meetings where Trustees and management have discussed issues relating to management agreements and performance of Columbia Funds.When I felt it

--------------------------------------------------------------------------------
                         Columbia Small Cap Value Fund I

was appropriate, I added my opinions on particular matters, such as fund performance or fee levels, to the discussion.
C. Trustees' Fee and Performance Evaluation Process

After making initial requests for information, members of the Trustees of the Columbia Funds met in advance of the October Section 15(c) contract approval meeting to review certain fee, performance and other data for the Columbia Funds and to ask questions and make requests of management. Trustees have developed a process to evaluate the fee and expense levels and performance of Columbia Funds. This process is used to highlight those funds that have been performing poorly, may have had higher management fees or expense ratios, or both.

The process involves providing instructions to Lipper to prepare specific data analyses tailored to the Trustees review framework. These instructions include highlighting funds that hit one or more fee performance "screens." The six screens the Trustees use are as follows:

a.5th Lipper quintile in actual management fee;

b.5th Lipper quintile in total expense ratio;

c.Three or more 5th Lipper quintile rankings in the 1-, 3-, 5- or 10-year performance rankings;

d.Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile
  Rank (actual management fee) totals a number equal to or higher than 8;

e.Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile
  Rank (total expense ratio) totals a number equal to or higher than 8; and

f.Sum of the Lipper Quintile Rank (3-year performance) and the Lipper Quintile
  Rank (total expense ratio) totals a number equal to or higher than 8.

If a fund hits one or more of these screens, it is highlighted for additional review by the Trustees. This method is only used as an aid for Trustees to highlight funds and is not the sole test of whether the Board will determine to take particular actions concerning fees or performance. Funds that have not been flagged by this screen also may be singled out for fee and performance reasons, and the Trustees may determine not to take action with respect to the fees or performance of funds that have been flagged by the screen. These screens contribute to the basis for discussions on Trustees' views on the Columbia Funds.

III. FINDINGS

My findings based on my work as IFC are as follows:

1.The Trustees have the relevant information necessary to form an opinion on the reasonableness of fees and evaluate the performance of the Columbia Funds. The process the Trustees used in preparing to reach their determination has been open and informative. In my view, the 2005 process by which the management fees of the Columbia Funds have been negotiated thus far has been, to the extent practicable, at arm's length and reasonable and consistent with the AOD.

2.Columbia Funds demonstrated a range of performance relative to their peers. I find that across the fund complex, 54.26 percent of Columbia Funds have performance higher than the median of their respective Lipper performance universe, and 42.55 percent of Columbia Funds have performance higher than the median of their respective Lipper performance group. In addition, Lipper performance universe and group comparison showed that Columbia Funds were distributed roughly evenly across these quintiles. The Trustees have worked with management to address issues of funds that have demonstrated consistent or significant underperformance.

3.Columbia Funds demonstrate a range of management fees and expense ratios relative to their peers. I find that across the fund complex, 58.51 percent of Columbia Funds have expenses below the median of their Lipper expense universe, and 53.19 percent of Columbia Funds have expenses below the median of their Lipper expense group. In addition, Lipper expense universe and group comparisons show that Columbia Funds are distributed roughly evenly across these quintiles. The Trustees have taken steps to limit shareholder expenses for certain funds having management fees significantly above their peers, often though the use of fee waivers to which CMG has agreed. Consolidation of various funds and fund families managed by CMG has resulted in substantial savings in non-advisory expenses.

4.Profitability to CMG of the individual funds ranges widely, but the overall profitability to CMG of its

--------------------------------------------------------------------------------
                         Columbia Small Cap Value Fund I

  relationship with the Columbia Funds appears to fall within a reasonable range. The method of cost allocation to funds is addressed in the material provided by CMG to the Trustees, but additional information may be necessary to make a judgment on fund level profitability. My review of profitability and cost allocation is ongoing, and I plan to continue to develop my views with regard to fund level profitability.

5.Columbia Funds have instituted fee schedules with breakpoints designed to enable investors to benefit from fund economies of scale, although 71% of the funds have not yet reached their first breakpoint. My analysis of the appropriateness of the breakpoint levels, which I expect will take into account the cost and profitability of the individual funds, is ongoing.

My work is ongoing and my views may develop over time in light of new information and analysis.

Respectfully submitted,
Erik R. Sirri

  RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS
                                                -----------------------------

                                                Columbia Small Cap Value Fund
                                                                            I

On September 16, 2005, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following items listed on the Fund's Proxy Statement for said Meeting. On June 28, 2005, the record date for the meeting, the Trust had 119,805,082 shares outstanding. The votes cast were as follows:

Proposal 1:

                   Election of Trustees:    For     Withheld
                   ------------------------------------------
                   Douglas A. Hacker     80,263,195 1,219,479
                   Janet Langford Kelly  80,297,707 1,184,967
                   Richard W. Lowery     80,283,606 1,199,068
                   Charles R. Nelson     80,326,952 1,155,722
                   John J. Neuhauser     80,300,678 1,181,996
                   Patrick J. Simpson    80,303,297 1,179,377
                   Thomas E. Stitzel     80,277,501 1,205,173
                   Thomas C. Theobald    80,299,350 1,183,324
                   Ann-Lee Verville      80,298,718 1,183,956
                   Richard L. Woolworth  80,296,982 1,185,692
                   William E. Mayer      71,566,272 9,916,402

The meeting was adjourned and reconvened to October 7, 2005 with respect to the following proposal. On June 28, 2005, the record date for the meeting, the Fund had 17,298,586 shares outstanding. The votes cast were as follows:

Proposal 2:

                                                                                         Broker
Amend fundamental investment restrictions:                      For    Withheld Abstain Non-Votes
-------------------------------------------------------------------------------------------------
Borrow money, pledging assets, and issuing senior securities 6,211,495 185,218  203,858 2,577,232
Making loans                                                 6,206,598 189,274  204,699 2,577,232
Diversification of Investments                               6,237,158 155,257  208,156 2,577,232
Investments in real estate                                   6,233,900 163,614  203,057 2,577,232
Underwriting of securities                                   6,209,438 181,257  209,876 2,577,232
Concentrating investments in an industry                     6,216,316 181,829  202,426 2,577,232
Buying and selling puts and calls                            6,172,055 209,985  218,531 2,577,232

                  COLUMBIA FUNDS
                                 -----------------------------

                                 Columbia Small Cap Value Fund
                                                             I

------------------------------  ---------------------------------------------------------------------------
                 Growth Funds   Columbia Acorn Fund
                                Columbia Acorn Select
                                Columbia Acorn USA
                                Columbia Growth Stock Fund
                                Columbia Large Cap Growth Fund
                                Columbia Marsico 21st Century Fund
                                Columbia Marsico Focused Equities Fund
                                Columbia Marsico Growth Fund
                                Columbia Marsico Mid Cap Growth Fund
                                Columbia Mid Cap Growth Fund
                                Columbia Small Cap Growth Fund I
                                Columbia Small Cap Growth Fund II
                                Columbia Small Company Equity Fund
                                Columbia Tax-Managed Growth Fund
                                ---------------------------------------------------------------------------
                   Core Funds   Columbia Common Stock Fund
                                Columbia Large Cap Core Fund
                                Columbia Small Cap Core Fund
                                Columbia Young Investor Fund
                                ---------------------------------------------------------------------------
                  Value Funds   Columbia Disciplined Value Fund
                                Columbia Dividend Income Fund
                                Columbia Large Cap Value Fund
                                Columbia Mid Cap Value Fund
                                Columbia Small Cap Value Fund I
                                Columbia Small Cap Value Fund II
                                Columbia Strategic Investor
                                ---------------------------------------------------------------------------
Asset Allocation/Hybrid Funds   Columbia Asset Allocation Fund
                                Columbia Asset Allocation Fund II
                                Columbia Balanced Fund
                                Columbia Liberty Fund
                                Columbia LifeGoal(TM) Balanced Growth Portfolio
                                Columbia LifeGoal(TM) Growth Portfolio
                                Columbia LifeGoal(TM) Income Portfolio
                                Columbia LifeGoal(TM) Income and Growth Portfolio
                                Columbia Thermostat Fund
                                ---------------------------------------------------------------------------
                  Index Funds   Columbia Large Cap Enhanced Core Fund
                                Columbia Large Cap Index Fund
                                Columbia Mid Cap Index Fund
                                Columbia Small Cap Index Fund
                                ---------------------------------------------------------------------------
              Specialty Funds   Columbia Convertible Securities Fund
                                Columbia Real Estate Equity Fund
                                Columbia Technology Fund
                                Columbia Utilities Fund
                                ---------------------------------------------------------------------------
   Global/International Funds   Columbia Acorn International
                                Columbia Acorn International Select
                                Columbia Global Value Fund
                                Columbia Greater China Fund
                                Columbia International Stock Fund
                                Columbia International Value Fund
                                Columbia Marsico International Opportunities Fund
                                Columbia Multi-Advisor International Equity Fund
                                Columbia World Equity Fund

                         -------------------------------
                         Columbia Small Cap Value Fund I

----------------------  ---------------------------------------------------------------------------
   Taxable Bond Funds   Columbia Conservative High Yield Fund
                        Columbia Core Bond Fund
                        Columbia Federal Securities Fund
                        Columbia High Income Fund
                        Columbia High Yield Opportunity Fund
                        Columbia Income Fund
                        Columbia Intermediate Bond Fund
                        Columbia Intermediate Core Bond Fund
                        Columbia Short Term Bond Fund
                        Columbia Strategic Income Fund
                        Columbia Total Return Bond
                        Columbia U.S. Treasury Index Fund
                        ---------------------------------------------------------------------------
Tax-Exempt Bond Funds   Columbia California Tax-Exempt Fund
                        Columbia California Intermediate Municipal Bond Fund
                        Columbia Connecticut Tax-Exempt Fund
                        Columbia Connecticut Intermediate Municipal Bond Fund
                        Columbia Florida Intermediate Municipal Bond Fund
                        Columbia Georgia Intermediate Municipal Bond Fund
                        Columbia High Yield Municipal Fund
                        Columbia Intermediate Municipal Bond Fund
                        Columbia Massachusetts Intermediate Municipal Bond Fund
                        Columbia Massachusetts Tax-Exempt Fund
                        Columbia Maryland Intermediate Municipal Bond Fund
                        Columbia Municipal Income Fund
                        Columbia North Carolina Intermediate Municipal Bond Fund
                        Columbia New York Intermediate Municipal Bond Fund
                        Columbia New York Tax-Exempt Fund
                        Columbia New Jersey Intermediate Municipal Bond Fund
                        Columbia Oregon Intermediate Municipal Bond Fund
                        Columbia Rhode Island Intermediate Municipal Bond Fund
                        Columbia South Carolina Intermediate Municipal Bond Fund
                        Columbia Short Term Municipal Bond Fund
                        Columbia Tax-Exempt Fund
                        Columbia Tax-Exempt Insured Fund
                        Columbia Texas Intermediate Municipal Bond Fund
                        Columbia Virginia Intermediate Municipal Bond Fund
                        ---------------------------------------------------------------------------
   Money Market Funds   Columbia Cash Reserves
                        Columbia California Tax-Exempt Reserves
                        Columbia Connecticut Municipal Reserves
                        Columbia Government Reserves
                        Columbia Government Plus Reserves
                        Columbia Massachusetts Municipal Reserves
                        Columbia Money Market Reserves
                        Columbia Municipal Reserves
                        Columbia New York Tax-Exempt Reserves
                        Columbia Prime Reserves
                        Columbia Tax-Exempt Reserves
                        Columbia Treasury Reserves

                                   For complete product information on any
                                   Columbia fund, visit our website at
                                   www.columbiafunds.com.
                                   Columbia Management is the primary
                                   investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios.

     IMPORTANT INFORMATION ABOUT THIS REPORT
                                             -----------------------------

                                             Columbia Small Cap Value Fund
                                                                         I

Transfer Agent
Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

Distributor
Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor
Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110
The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Small Cap Value Fund
I. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.



Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

[GRAPHIC APPEARS HERE]      Help your fund reduce printing and postage
                            costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

                            Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.


Columbia Small Cap Value Fund I  Semiannual Report, December 31, 2005


Columbia Management(R)

(C) 2006 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611 www.columbiafunds.com


                                             SHC-44/105206-1205 (02/06) 05/9871

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

   (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

   (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                    Columbia Funds Trust VI
-------------------------------------------------------------

By (Signature and Title)        /S/ Christopher L. Wilson
                                --------------------------------
                                Christopher L. Wilson, President

Date                            February 28, 2006
-------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /S/ Christopher L. Wilson
                              --------------------------------
                              Christopher L. Wilson, President

Date                          February 28, 2006
-----------------------------------------------------------


By (Signature and Title)      /S/ J. Kevin Connaughton
                              --------------------------------
                              J. Kevin Connaughton, Treasurer

Date                          February 28, 2006
-----------------------------------------------------------